Basis of Accounting - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	May 04, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Basis of Accounting [Line Items]
Net loss	€ (45,500)
Net current assets	48,300
Cash and cash equivalents	€ 48,143		€ 43,198	€ 8,914	€ 12,923
Non adjusting events after reporting period
Disclosure of Basis of Accounting [Line Items]
Cash and cash equivalents		€ 31,700